Events since the balance sheet date (Details) - Payment Protection Insurance [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Events since the balance sheet date (Details) [Line Items]
Increase (decrease) in other provisions	£ 649
Provision Charge For The Year	£ 1,395